Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors (Details 3) (USD $) In Thousands, unless otherwise specified	0 Months Ended								1 Months Ended	12 Months Ended
	Oct. 15, 2013	Jul. 15, 2013	Apr. 15, 2013	Jan. 17, 2013	Nov. 21, 2012	Oct. 15, 2012	Jul. 13, 2012	Apr. 13, 2012	Nov. 21, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations										$ 506,593	$ 443,652	$ 663,514
Cash Flows from Operating Activities-Discontinued Operations										953	(10,916)	(48,076)
Cash Flows from Operating Activities										507,546	432,736	615,438
Cash Flows from Investing Activities:
Capital expenditures										(287,295)	(240,683)	(209,155)
Cash paid for acquisitions, net of cash acquired										(317,100)	(125,134)	(75,246)
Investment in restricted cash										(248)	1,498	(5)
Additions to customer relationship and acquisition costs										(30,191)	(28,872)	(21,703)
Investment in joint ventures											(2,330)	(335)
Proceeds from sales of property and equipment and other, net										2,084	1,457	4,231
Cash Flows from Investing Activities-Continuing Operations										(632,750)	(394,064)	(302,213)
Cash Flows from Investing Activities-Discontinued Operations										(4,937)	(6,136)	380,721
Cash Flows from Investing Activities										(637,687)	(400,200)	78,508
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt										(5,526,672)	(2,844,693)	(2,017,174)
Proceeds from revolving credit and term loan facilities and other debt										5,661,750	2,731,185	2,170,979
Early retirement of senior subordinated notes										(685,134)	(525,834)	(231,255)
Net proceeds from sales of senior subordinated notes											985,000	394,000
Net proceeds from sales of senior notes										782,307
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net										(18,236)	480	698
Stock repurchases											(38,052)	(984,953)
Parent cash dividends	(51,625)	(51,597)	(51,460)	(51,296)	(700,000)	(46,473)	(46,336)	(42,791)	(140,000)	(206,798)	(318,845)	(172,616)
Proceeds from exercise of stock options and employee stock purchase plan										17,664	40,244	85,742
Excess tax benefits from stock-based compensation										2,389	1,045	919
Payment of debt financing costs										(8,706)	(2,261)	(9,010)
Cash Flows from Financing Activities-Continuing Operations										18,564	28,269	(762,670)
Cash Flows from Financing Activities-Discontinued Operations											(39)	(1,138)
Cash Flows from Financing Activities										18,564	28,230	(763,808)
Effect of exchange rates on cash and cash equivalents										(11,312)	2,804	(8,986)
(Decrease) Increase in Cash and Cash Equivalents										(122,889)	63,570	(78,848)
Cash and Cash Equivalents, Beginning of Period										243,415	179,845	258,693
Cash and Cash Equivalents, End of Period										120,526	243,415	179,845
Eliminations
Cash Flows from Investing Activities:
Intercompany loans to subsidiaries										(785,598)	21,766	(1,389,980)
Investment in subsidiaries										126,298	75,144	25,190
Cash Flows from Investing Activities-Continuing Operations										(659,300)	96,910	(1,364,790)
Cash Flows from Investing Activities										(659,300)	96,910	(1,364,790)
Cash Flows from Financing Activities:
Intercompany loans from parent										785,598	(21,766)	1,389,980
Equity contribution from parent										(126,298)	(75,144)	(25,190)
Cash Flows from Financing Activities-Continuing Operations										659,300	(96,910)	1,364,790
Cash Flows from Financing Activities										659,300	(96,910)	1,364,790
Parent | Reportable legal entities
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations										(195,786)	(195,478)	(162,478)
Cash Flows from Operating Activities										(195,786)	(195,478)	(162,478)
Cash Flows from Investing Activities:
Intercompany loans to subsidiaries										387,299	88,376	1,469,788
Investment in subsidiaries										(63,149)	(37,572)	(12,595)
Investment in restricted cash										(248)	1,498	(5)
Investment in joint ventures											(2,330)
Cash Flows from Investing Activities-Continuing Operations										323,902	49,972	1,457,188
Cash Flows from Investing Activities										323,902	49,972	1,457,188
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt												(396,200)
Early retirement of senior subordinated notes										(514,239)	(525,834)	(231,255)
Net proceeds from sales of senior subordinated notes										591,000	985,000	394,000
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net										(14,852)
Stock repurchases											(38,052)	(984,953)
Parent cash dividends										(206,798)	(318,845)	(172,616)
Proceeds from exercise of stock options and employee stock purchase plan										17,664	40,244	85,742
Excess tax benefits from stock-based compensation										2,389	1,045	919
Payment of debt financing costs										(2,037)	(1,480)	(828)
Cash Flows from Financing Activities-Continuing Operations										(126,873)	142,078	(1,305,191)
Cash Flows from Financing Activities										(126,873)	142,078	(1,305,191)
(Decrease) Increase in Cash and Cash Equivalents										1,243	(3,428)	(10,481)
Cash and Cash Equivalents, Beginning of Period											3,428	13,909
Cash and Cash Equivalents, End of Period										1,243		3,428
Guarantors | Reportable legal entities
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations										528,011	496,542	698,033
Cash Flows from Operating Activities-Discontinued Operations										(129)	(8,814)	(47,166)
Cash Flows from Operating Activities										527,882	487,728	650,867
Cash Flows from Investing Activities:
Capital expenditures										(180,047)	(134,852)	(114,768)
Cash paid for acquisitions, net of cash acquired										(212,042)	(28,126)	(5,378)
Intercompany loans to subsidiaries										398,299	(110,142)	(79,808)
Investment in subsidiaries										(63,149)	(37,572)	(12,595)
Additions to customer relationship and acquisition costs										(18,083)	(23,543)	(15,700)
Proceeds from sales of property and equipment and other, net										54	(1,739)	363
Cash Flows from Investing Activities-Continuing Operations										(74,968)	(335,974)	(227,886)
Cash Flows from Investing Activities-Discontinued Operations										(4,937)	(1,982)	371,365
Cash Flows from Investing Activities										(79,905)	(337,956)	143,479
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt										(5,077,356)	(2,774,070)	(1,458,628)
Proceeds from revolving credit and term loan facilities and other debt										4,948,691	2,680,107	2,014,500
Intercompany loans from parent										(379,910)	(89,878)	(1,465,465)
Equity contribution from parent										63,149	37,572	12,595
Payment of debt financing costs										(5,657)	(781)	(8,182)
Cash Flows from Financing Activities-Continuing Operations										(451,083)	(147,050)	(905,180)
Cash Flows from Financing Activities										(451,083)	(147,050)	(905,180)
(Decrease) Increase in Cash and Cash Equivalents										(3,106)	2,722	(110,834)
Cash and Cash Equivalents, Beginning of Period										13,472	10,750	121,584
Cash and Cash Equivalents, End of Period										10,366	13,472	10,750
Canada Company | Reportable legal entities
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations										28,580	37,299	30,871
Cash Flows from Operating Activities										28,580	37,299	30,871
Cash Flows from Investing Activities:
Capital expenditures										(6,534)	(8,454)	(13,001)
Cash paid for acquisitions, net of cash acquired												(58)
Additions to customer relationship and acquisition costs										(498)	(2,132)	(462)
Proceeds from sales of property and equipment and other, net										(3,175)	5	4,568
Cash Flows from Investing Activities-Continuing Operations										(10,207)	(10,581)	(8,953)
Cash Flows from Investing Activities										(10,207)	(10,581)	(8,953)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt										(341,336)	(58)	(87,888)
Proceeds from revolving credit and term loan facilities and other debt										438,188		89,838
Early retirement of senior subordinated notes										(170,895)
Net proceeds from sales of senior notes										191,307
Intercompany loans from parent										(232,436)	4,861	12,439
Payment of debt financing costs										(750)
Cash Flows from Financing Activities-Continuing Operations										(115,922)	4,803	14,389
Cash Flows from Financing Activities										(115,922)	4,803	14,389
Effect of exchange rates on cash and cash equivalents										(4,703)	1,880	(4,080)
(Decrease) Increase in Cash and Cash Equivalents										(102,252)	33,401	32,227
Cash and Cash Equivalents, Beginning of Period										103,346	69,945	37,718
Cash and Cash Equivalents, End of Period										1,094	103,346	69,945
Non-Guarantors | Reportable legal entities
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations										145,788	105,289	97,088
Cash Flows from Operating Activities-Discontinued Operations										1,082	(2,102)	(910)
Cash Flows from Operating Activities										146,870	103,187	96,178
Cash Flows from Investing Activities:
Capital expenditures										(100,714)	(97,377)	(81,386)
Cash paid for acquisitions, net of cash acquired										(105,058)	(97,008)	(69,810)
Additions to customer relationship and acquisition costs										(11,610)	(3,197)	(5,541)
Investment in joint ventures												(335)
Proceeds from sales of property and equipment and other, net										5,205	3,191	(700)
Cash Flows from Investing Activities-Continuing Operations										(212,177)	(194,391)	(157,772)
Cash Flows from Investing Activities-Discontinued Operations											(4,154)	9,356
Cash Flows from Investing Activities										(212,177)	(198,545)	(148,416)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt										(107,980)	(70,565)	(74,458)
Proceeds from revolving credit and term loan facilities and other debt										274,871	51,078	66,641
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net										(3,384)	480	698
Intercompany loans from parent										(173,252)	106,783	63,046
Equity contribution from parent										63,149	37,572	12,595
Payment of debt financing costs										(262)
Cash Flows from Financing Activities-Continuing Operations										53,142	125,348	68,522
Cash Flows from Financing Activities-Discontinued Operations											(39)	(1,138)
Cash Flows from Financing Activities										53,142	125,309	67,384
Effect of exchange rates on cash and cash equivalents										(6,609)	924	(4,906)
(Decrease) Increase in Cash and Cash Equivalents										(18,774)	30,875	10,240
Cash and Cash Equivalents, Beginning of Period										126,597	95,722	85,482
Cash and Cash Equivalents, End of Period										$ 107,823	$ 126,597	$ 95,722